Appendix 1 Enel Americas Group Entities - Schedule of Percentage of Control in Subsidiaries (Parenthetical) (Detail)			12 Months Ended
	Apr. 17, 2018	Feb. 14, 2017	Dec. 31, 2017
Disclosure of subsidiaries [Line Items]
Proportion of ownership interest in subsidiary	100.00%
CELG [Member]
Disclosure of subsidiaries [Line Items]
Proportion of ownership interest in subsidiary		99.88%	99.93%